[MHM (FINAL): September 28, 2012]

[Translation]

SEMI-ANNUAL REPORT
(During the 21st Term)
From: January 1, 2012
To: June 30, 2012

To: Director of Kanto Local Finance Bureau
Filing Date: September 28, 2012

Name of the Fund:	VANGUARD TOTAL STOCK MARKET INDEX
FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	F. William McNabb III
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report are available for Public Inspection

Not applicable.

1 STATUS OF INVESTMENT PORTFOLIO

(1) - VANGUARD TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes)

(hereinafter referred to as the “Fund”):

[See exhibit]

Note 1	Total Net Assets for Investor Shares is $[71,581,112,006] as of the end of July
2012.
Note 2	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
Note 3	Dollar amount is translated for convenience at the rate of $1.00=¥[78.17] (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd.
for buying and selling spot dollars by telegraphic transfer against yen on the July
31, 2012). The same applies hereinafter.
Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:	In this document, money amounts and percentages have been rounded.
Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(i) Record of Changes in Net Assets:

Record of changes in net assets during the one- year period up to and including the end of

July 2012 at each end of the month is as follows.

VANGUARD TOTAL STOCK MARKET INDEX FUND – INVESTOR SHARES

[See exhibit]

(ii) Record of Distributions Paid
Amount of distributions per Share for each month from August 2011 to July 2012 are shown below.

VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

[See exhibit]

(iii) Record of Changes in Annual Return

Annual Return (%)
August 1, 2011 –	[ 7.11] %
July 31, 2012

Note: Annual Return (%) = 100 x (a-b) / b

a = the Net Asset Value per share as of July 31, 2012, including total amount of distributions made during the above period.
b = the Net Asset Value per share after distribution as of July 31, 2011.

(3) Miscellaneous

(i) Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2012)
past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
[ 1.03]%	[7.32]%	[14.28]%	[1.46]%	[7.00]%	[8.36]%

* The date of the establishment is April 27, 1992.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2011	-0.86%	1.82%	0.96%
2010	14.97%	2.12%	17.09%
2009	25.92%	2.78%	28.70%
2008	-38.35%	1.31%	-37.04%
2007	3.73%	1.76%	5.49%
2006	13.63%	1.88%	15.51%
2005	4.28%	1.71%	5.98%
2004	10.70%	1.82%	12.52%
2003	29.50%	1.86%	31.35%
2002	-22.03%	1.07%	-20.95%
2001	-12.03%	1.06%	-10.97%
2000	-11.52%	0.94%	-10.57%

1999	22.44%	1.37%	23.81%
1998	21.69%	1.57%	23.26%
1997	29.02%	1.97%	30.99%
1996	18.91%	2.06%	20.96%
* The date of the establishment is April 27, 1992.

(iii) monthly performance

	NAV		NAV		NAV		NAV		NAV
	in		in		in		in		in
	$ (%)		$ (%)		$ (%)		$ (%)		$ (%)
Apr.	1.50	Jan. 1995	2.20	Oct. 1997	-3.40	Jul, 2000	-1.95	Apr. 2003	8.21
1992
May	0.69	Feb. 1995	4.04	Nov. 1997	3.33	Aug. 2000	7.28	May 2003	6.11
1992
Jun.	-2.05	Mar. 1995	2.65	Dec. 1997	1.70	Sept. 2000	-4.67	Jun. 2003	1.43
1992
Jul,	3.98	Apr. 1995	2.51	Jan. 1998	0.44	Oct. 2000	-2.04	Jul, 2003	2.36
1992
Aug.	-2.20	May 1995	3.48	Feb. 1998	7.34	Nov. 2000	-9.90	Aug. 2003	2.39
1992
Sept.	1.27	Jun. 1995	2.98	Mar. 1998	5.06	Dec. 2000	1.78	Sept. 2003	-1.15
1992
Oct.	1.17	Jul, 1995	4.02	Apr. 1998	1.10	Jan. 2001	3.83	Oct. 2003	6.12
1992
Nov.	4.23	Aug. 1995	1.07	May 1998	-2.71	Feb. 2001	-9.41	Nov. 2003	1.38
1992
Dec.	1.57	Sept. 1995	3.61	Jun. 1998	3.54	Mar. 2001	-6.72	Dec. 2003	4.48
1992
Jan.	1.01	Oct. 1995	-1.17	Jul, 1998	-2.27	Apr. 2001	8.16	Jan. 2004	2.23
1993
Feb.	0.46	Nov. 1995	4.17	Aug. 1998	-15.65	May 2001	1.01	Feb. 2004	1.43
1993
Mar.	2.46	Dec. 1995	1.54	Sept. 1998	6.68	Jun. 2001	-1.64	Mar. 2004	-1.07
1993
Apr.	-2.77	Jan. 1996	2.66	Oct. 1998	7.51	Jul, 2001	-1.71	Apr. 2004	-2.11
1993
May	3.03	Feb. 1996	1.62	Nov. 1998	6.17	Aug. 2001	-6.00	May 2004	1.35
1993
Jun.	0.55	Mar. 1996	1.14	Dec. 1998	6.45	Sept. 2001	-9.00	Jun. 2004	2.09
1993
Jul,	-0.27	Apr. 1996	2.41	Jan. 1999	3.65	Oct. 2001	2.52	Jul, 2004	-3.80
1993
Aug.	3.93	May 1996	2.66	Feb. 1999	-3.73	Nov. 2001	7.63	Aug. 2004	0.31
1993
Sept.	0.01	Jun. 1996	-0.84	Mar. 1999	3.93	Dec. 2001	1.78	Sept. 2004	1.74
1993
Oct.	1.64	Jul, 1996	-5.37	Apr. 1999	4.68	Jan. 2002	-1.24	Oct. 2004	1.68
1993
Nov.	-1.62	Aug. 1996	3.09	May 1999	-2.00	Feb. 2002	-2.05	Nov. 2004	4.68
1993
Dec.	1.90	Sept. 1996	5.38	Jun. 1999	5.16	Mar. 2002	4.38	Dec. 2004	3.63
1993
Jan.	3.08	Oct. 1996	1.43	Jul, 1999	-3.20	Apr. 2002	-4.90	Jan. 2005	-2.68
1994
Feb.	-2.16	Nov. 1996	6.81	Aug. 1999	-0.92	May 2002	-1.22	Feb. 2005	2.07
1994

Mar.	-4.52	Dec. 1996	-1.27	Sept. 1999	-2.44	Jun. 2002	-7.06	Mar. 2005	-1.75
1994
Apr.	0.89	Jan. 1997	5.46	Oct. 1999	6.29	Jul, 2002	-8.02	Apr. 2005	-2.32
1994
May	0.97	Feb. 1997	-0.11	Nov. 1999	3.42	Aug. 2002	0.53	May 2005	3.77
1994
Jun.	-2.73	Mar. 1997	-4.45	Dec. 1999	7.59	Sept. 2002	-10.07	Jun. 2005	0.81
1994
Jul,	3.08	Apr. 1997	4.50	Jan. 2000	-4.18	Oct. 2002	7.65	Jul, 2005	4.11
1994
Aug.	4.39	May 1997	7.10	Feb. 2000	2.54	Nov. 2002	6.06	Aug. 2005	-0.94
1994
Sept.	-1.85	Jun. 1997	4.37	Mar. 2000	5.69	Dec. 2002	-5.57	Sept. 2005	0.86
1994
Oct.	1.55	Jul, 1997	7.77	Apr. 2000	-5.21	Jan. 2003	-2.54	Oct. 2005	-1.86
1994
Nov.	-3.65	Aug. 1997	-3.72	May 2000	-3.41	Feb. 2003	-1.69	Nov. 2005	3.97
1994
Dec.	1.23	Spt. 1997	5.77	Jun. 2000	4.42	Mar. 2003	1.09	Dec. 2005	0.14
1994

	NAV		NAV		NAV		NAV		NAV
	in		in		in		in $ (%)		in $ (%)
	$ (%)		$ (%)		$ (%)
Jan.	3.50	Jan. 2007	1.88	Jan. 2008	-6.08	Jan. 2009	-8.26	Jan. 2010	-3.50
2006
Feb.	0.00	Feb. 2007	-1.61	Feb. 2008	-3.07	Feb. 2009	-10.45	Feb. 2010	3.36
2006
Mar.	1.80	Mar. 2007	1.11	Mar. 2008	-1.03	Mar. 2009	8.65	May. 2010	6.27
2006
Apr.	1.11	Apr. 2007	4.01	Apr. 2008	5.02	Apr. 2009	10.61	Apr. 2010	2.17
2006
May.	-3.23	May. 2007	3.69	May. 2008	2.09	May. 2009	5.38	May, 2010	-8.00
2006
Jun.	0.17	Jun. 2007	-2.02	Jun. 2008	-8.19	Jun. 2009	0.34	Jun. 2010	-6.09
2006
Jul.	-0.13	Jul. 2007	-3.41	Jul. 2008	-0.77	Jul. 2009	7.82	Jul. 2010	6.99
2006
Aug.	2.31	Aug. 2007	1.45	Aug. 2008	1.58	Aug. 2009	3.63	Aug. 2010	-4.75
2006
Sept.	2.27	Sept. 2007	3.17	Sept. 2008	-9.26	Sept. 2009	4.23	Sept. 2010	8.93
2006
Oct.	3.52	Oct. 2007	1.85	Oct. 2008	-17.63	Oct. 2009	-2.57	Oct. 2010	3.94
2006
Nov.	2.23	Nov. 2007	-4.49	Nov. 2008	-7.90	Nov. 2009	5.63	Nov. 2010	0.58
2006
Dec.	1.13	Dec. 2007	-1.12	Dec. 2008	1.86	Dec. 2009	2.86	Dec. 2010	6.26
2006

	NAV	NAV	NAV	NAV	NAV
	in $ (%)	in $ (%)	in $ (%)	in $ (%)	in $ (%)
Jan.	2.19 Jan. 2012	5.08
2011
Feb.	3.60 Feb. 2012	4.26
2011
May.	0.06 May. 2012	2.65
2011
Apr.	2.99 Apr. 2012	-0.65
2011
May,	-1.16 May, 2012	-6.24
2011
Jun.	-2.17 Jun. 2012	3.42
2011
Jul.	-2.25 Jul. 2012	1.03
2011
Aug.	-5.59
2011
Sept.	-8.21
2011
Oct.	11.51
2011
Nov.	-0.29
2011
Dec.	0.26
2011

(iv) The contents of the portfolio (as of the end of July 2012)

The number of the shares	[3,296]
The average market capitalization	$[34.3 ] Billion Dollars
PER	[15.7] x
PBR	[2.2] x
ROE	[18.2] %
The rate of gain	[9.7] %
The fluctuation of sell and purchase (as of	[5.2] %
fiscal year end December, 2011)
Cash ratio	[0]%

(v) Risk analysis (as of the end of July 2012)
R Squared	1.00
Beta	1.00

Note 1	R Squared and Beta are calculated from trailing 36-month fund returns relative to the Spliced Total Stock Market Index. The Spliced Total Stock Market Index
reflects performance of the Dow Jones U.S. Total Stock Market Index through
April 22, 2005, and performance of the MSCI® US Broad Market Index thereafter.

Note 2	“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by
12% when the index rose or fell by 10%. However, a fund’s beta should be reviewed in conjunction with its R-squared. The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable the beta is as an indicator of volatility.

2. RECORD OF SALES AND REPURCHASE
Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2012 are as follows:

Total Stock Market Index Fund - Investor Shares

August 1, 2011- July 31, 2012

Number of		Number of Units	Number of Units	Number of Units
Units
Outstanding		Sold	Repurchased	Outstanding
Previous year		(in thousand)	(in thousand)	(in thousand)
A		B	C	= A + B - C
1,859,387	U.S Figures	[ 576,764]	[ 345,927]	[2,090,224
]
445,727	Japan Sales	(24,760)	(41,757)	(428,730)

Note : The figures in parentheses show those sold, repurchased and outstanding in Japan.

3. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Japanese translation of the financial statements for the Fund is to be inserted here.]

4. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any security, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The

Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend

Paying Agent; and JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.

(3) Miscellaneous

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-

month period preceding the filing of this Semi-annual Report.

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

[Translation]

Filed Document:	Amendment to Securities Registration Statement

Document was filed with:	Director of Kanto Local Finance Bureau

Filing Date:	September 28, 2012

Name of the Issuer:	VANGUARD INDEX FUNDS

Name of Representative:	F. William McNabb III
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Offering or Sale for Registration

Name of the Fund Making	VANGUARD INDEX FUNDS
Offering or Sale of Foreign	VANGUARD TOTAL STOCK MARKET INDEX
FUND
Investment Fund Securities:

Aggregate Amount of Foreign	The approximate amount of the limit: U.S. $1.0
billion

Investment Fund Securities to be	(approximately ¥ [78.2] billion))
Offered or Sold:

Note :	The Yen amount is translated for convenience at the rate of $1.00 = ¥[78.17] (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ,
Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on
July 31, 2012).

Place for public inspection: Not Applicable

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES

REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities
Registration Statement ("SRS") filed on June 29, 2012 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

(1) Amendments by filing the Semi-annual Report

PART II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
Part II INFORMATION
CONCERNING THE FUND
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets a.		Record of Changes in Net Assets
	(Regarding the amounts as at the end		(Regarding the amounts as at the
	of each month during one-year		end of each month during one-
	period from, and including, the		year period from, and including,
	latest relevant date appertaining		the latest relevant date
	to the filing date of the original		appertaining to the filing date of
	Japanese SRS)		the aforementioned Semi-annual
Report)
(b)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned
	Semi-annual Report)		Semi-annual Report)
(c)	Record of Changes in Annual Return		c. Record of Changes in Earnings
Ratio
(Add the Earnings Ratio for the period
of aforementioned Semi-annual Report)
(d)	Miscellaneous	d.	Miscellaneous

(4)	Record of Sales and Repurchase	II.	Record of Sales and Repurchase
(Add the Record of Sales and
Repurchase during one-year period
from and including the latest relevant
date of the aforementioned
Semi-annual Report)

With respect to “III. Financial Conditions of the Fund” in the original SRS, “III. Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

(2) Other amendments: